ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables, consisted of the following:

	March 31, 2023	September 30, 2022
Accrued payroll	$78,606	$31,615
Other accrual	95,120	10,456
Service payable	301,943	287,889
Other payable	7,895	16,213
Accrued liabilities and other payables	$483,564	$346,173

Accrued liabilities and other payables, consisted of the following:

	September 30, 2022	September 30, 2021
Accrued payroll	$31,615	$33,777
Other accrual	10,456	8,087
Service payable	287,889	100,405
Other payable	16,213	107,216
Accrued liabilities and other payables	$346,173	$249,485